Receivables and Other Assets (Tables)	6 Months Ended
Jun. 30, 2022
Receivables and Other Assets [Abstract]
Schedule of Receivables and Other Assets	Receivables and other assets consisted of the following as of June 30, 2022 and December 31, 2021, respectively (in thousands):

	June 30, 2022	December 31, 2021
Tenant receivables, net	$10,131	$10,477
Other receivables, net	10,335	6,098
Deferred financing costs, net	7,697	7,055
Deferred leasing costs, net	48,418	45,008
Straight-line rent receivables, net	149,602	142,604
Prepaid expenses, deposits, equipment and other, net	34,549	38,301
Derivative financial instruments - interest rate swaps	7,721	—
Real estate notes receivable, net	75,872	69,114
Finance ROU asset, net	16,108	16,284
Total	$360,433	$334,941

Summary of Amortization of Deferred Leasing Costs and Deferred Financing Costs	The following is a summary of the amortization of deferred leasing costs and financing costs for the three and six months ended June 30, 2022 and 2021, respectively (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Amortization expense related to deferred leasing costs	$2,296	$2,204	$4,523	$4,427
Interest expense related to deferred financing costs	1,560	431	2,913	862